Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

Components of the income tax provision are as follows for the years ended December 31 (in thousands):

	2016	2015	2014
Current tax benefit (provision):
Federal	$—	$—	$—
State	(2)	(3)	(3)
Foreign	95	—	(11)

Total	93	(3)	(14)

Deferred tax benefit (provision):
Federal	838	(31)	(437)
State	52	12	(2)

Total	890	(19)	(439)

Change in valuation allowance	(890)	19	439

Total benefit (provision) for income taxes	$93	$(3)	$(14)

Reconciliation of Income Taxes

A reconciliation of income taxes computed by applying the federal statutory income tax rate of 34.0% to income (loss) before income taxes to the recognized income tax provision reported in the accompanying consolidated statements of operations is as follows for the years ended December 31 (in thousands):

	2016	2015	2014
U.S. federal income tax at statutory rate	$996	$422	$(94)
State taxes, net of federal benefit	32	6	(5)
Non-deductible expenses	(8)	(10)	(9)
Foreign income tax rate differential	(9)	(443)	(265)
Valuation allowance	(890)	19	439
Foreign earnings	—	—	—
Other	(28)	3	(80)

Total provision for income taxes	$93	$(3)	$(14)

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2016	2015
Current deferred tax assets:
Allowance for bad debts	$34	$34
Share-based payment expense	321	220
Allowance for obsolete inventory	30	98
Accrued compensation	63	77
Contribution carryover	—	2
Other accruals	66	73

Total	514	504

Non-current deferred tax assets:
Depreciation	16	11
Capital loss	179	179
Net operating loss	3,991	3,118
Credit carryover	51	49

Total	4,237	3,357

Valuation allowance	(4,751)	(3,861)

Net deferred tax assets	$—	$—